FINANCIAL STATEMENTS SCHEDULE I - CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 252,883	$ 38,757	¥ 527,747	¥ 611,758
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	23,158	3,549	17,710	11,300
Impairment of short-term investment	67,169	10,294
Changes in operating assets and liabilities:
Amount due from/to related parties	10,039	1,539	10,100	500,845
Prepaid and other current assets	26,538	4,067	(35,186)	31,242
Accrued expenses and other current liabilities	(87,751)	(13,448)	47,692	57,721
Net cash (used in) provided by operating activities	(35,505)	(5,439)	26,291	(228,368)
Cash flows from investing activities
Purchase of short-term investment			(71,477)
Net cash (used in) provided by investing activities	33,226	5,092	(234,178)	(16,423)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares			243,629
Proceeds from exercise of options	6,982	1,070
Net cash (used in) provided by financing activities	10,595	1,624	244,674	(433,600)
Net increase (decrease) in cash and cash equivalents	(2,829)	(433)	39,208	(678,391)
Cash, cash equivalents and restricted cash at beginning of the year	122,149	18,720	82,941	761,332
Cash, cash equivalents and restricted cash at end of the year	119,320	18,287	122,149	82,941
Parent Company
Cash flows from operating activities
Net income	252,883	38,757	527,747	611,758
Adjustments to reconcile net income to net cash flows from operating activities:
Share of results of subsidiaries and VIEs	(319,091)	(48,904)	(525,722)	(611,758)
Depreciation and amortization	2,675	410	2,020
Impairment of short-term investment	67,169	10,294
Changes in operating assets and liabilities:
Amount due from/to related parties			(4,938)
Amounts due from subsidiaries and VIEs	(35,702)	(5,471)	(44,695)
Prepaid and other current assets	(2,413)	(370)	(3,137)
Accrued expenses and other current liabilities	(3,548)	(544)	5,933
Net cash (used in) provided by operating activities	(38,027)	(5,828)	(42,792)
Cash flows from investing activities
Loan to a related party			(119,924)
Purchase of short-term investment			(71,477)
Cash collected from loan to related parties	37,372	5,728
Net cash (used in) provided by investing activities	37,372	5,728	(191,401)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares			255,928
Proceeds from exercise of options	6,982	1,070
Net cash (used in) provided by financing activities	6,982	1,070	255,928
Effect of foreign exchange rate changes on cash and cash equivalents	(12,337)	(1,891)	5,488
Net increase (decrease) in cash and cash equivalents	(6,010)	(921)	27,223
Cash, cash equivalents and restricted cash at beginning of the year	27,223	4,172
Cash, cash equivalents and restricted cash at end of the year	¥ 21,213	$ 3,251	¥ 27,223
Supplemental disclosure of significant non-cash investing and financing activities:
Decease in investment in subsidiaries and VIEs for cash dividend paid by a subsidiary on behalf of the parent to the Company’s shareholders				¥ (400,000)